Risk management - Disclosure of concentrations by risk factor, structural risk (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Structural VaR
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR percentage	99.00%
Time horizon	1 day
Diversification effect
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	€ (27.3)	€ (17.1)	€ (15.5)
Diversification effect | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(11.0)
Diversification effect | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(19.8)	(14.9)	(14.6)
Diversification effect | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(42.1)
Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	5.9	4.8	3.6
Exchange rate | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	2.8
Exchange rate | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	5.8	5.3	4.8
Exchange rate | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	11.1
VaR Equities
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	9.5	6.0	5.5
VaR Equities | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	2.8
VaR Equities | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	6.0	3.2	4.2
VaR Equities | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	18.8
Banking book | Structural VaR
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	687.5	749.5	538.5
Banking book | Structural VaR | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	620.7
Banking book | Structural VaR | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	747.7	705.0	664.0
Banking book | Structural VaR | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	910.0
Banking book | Diversification effect
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(268.6)	(444.7)	(422.4)
Banking book | Diversification effect | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(237.2)
Banking book | Diversification effect | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(386.4)	(416.6)	(417.1)
Banking book | Diversification effect | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(575.5)
Banking book | VaR Interest Rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	235.2	380.2	304.5
Banking book | VaR Interest Rate | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	210.7
Banking book | VaR Interest Rate | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	412.0	348.4	350.8
Banking book | VaR Interest Rate | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	685.6
Banking book | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	594.4	642.9	461.0
Banking book | Exchange rate | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	526.9
Banking book | Exchange rate | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	571.7	580.4	493.4
Banking book | Exchange rate | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	629.8
Banking book | VaR Equities
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	126.5	171.1	195.4
Banking book | VaR Equities | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	120.3
Banking book | VaR Equities | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	150.4	€ 192.8	€ 236.9
Banking book | VaR Equities | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	€ 170.1